RELATED PARTIES AND OTHER RELATIONSHIPS - Narrative (Details) $ in Thousands			12 Months Ended
	Apr. 16, 2015 USD ($) payment	Jan. 30, 2015 USD ($)	Feb. 23, 2019 USD ($)
Management Fee Agreement 2015 | Cerberus
Related Party Transaction [Line Items]
Annual management fee		$ 13,800	$ 13,800
Extended term of management agreement			4 years
Affiliated entity
Related Party Transaction [Line Items]
Frequency of period payments	6 months
Affiliated entity | TSA Letter Agreement | SuperValu Inc
Related Party Transaction [Line Items]
Number of payments to related party | payment	8
Period payment amount to related party	$ 6,250
Annual management fee	$ 50,000
Minimum percentage of costs exceeding expectations need to adjust transition services fee	5.00%